Investment property (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Summary of Investment Property
The following table provides a breakdown for investment property:

(Euro thousands)
Historical cost at December 31, 2019	58,184
Exchange differences	(4,917)

Balance at December 31, 2020	53,267
Additions	—
Exchange differences	4,445
Disposition	(57,712)

Balance at December 31, 2021	—

Accumulated depreciation at December 31, 2019	(3,022)
Depreciation	(802)
Exchange differences	311

Balance at December 31, 2020	(3,513)
Depreciation	(264)
Exchange differences	(305)
Disposition	4,082

Balance at December 31, 2021	—

Carrying amount at:
December 31, 2019	55,162
December 31, 2020	49,754
December 31, 2021	—